Inventory - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurements [Line Items]
Cryptocurrency, net market risk exposure	$ 1.1	$ 1.8
Carbon emission certificates and credits	6.5	23.5
Solar Renewable Energy Certificates (RECs) | Level 1
Disclosure Of Fair Value Measurements [Line Items]
Carbon emission certificates and credits	6.0	23.5
New Zealand Units (NZUs) | Level 2
Disclosure Of Fair Value Measurements [Line Items]
Carbon emission certificates and credits	$ 0.5	$ 0.0